RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Restricted Cash [Abstract]
Operations	$ 167	$ 129
Credit obligations	95	119
Capital expenditures and development projects	50	35
Total	312	283
Less: non-current	(51)	(75)
Current	$ 261	$ 208